Provisions - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions
Provisions	$ 12,931	$ 10,789	$ 10,604	$ 9,104
Additions charged (credited) to net income:
Interest expense and similar charges	569	475	442
Personnel expenses - Defined Benefit Plan	222	260	273
Personnel expenses - Defined Contribution Plan	555	483	488
Other	251	252	256
Actuarial (gains)/losses recognized in the year in other comprehensive income	483	79	995
Period provisions	1,684	171	723
Payments to pensioners and pre-retirees with a charge to internal provisions	(901)	(921)	(881)
Other payments	(201)	(52)	(246)
Payments to Defined Contribution Plan	(206)	(468)	(475)
Transfer, exchange differences and other changes	(314)	(94)	(75)
Balances at end of year	12,931	10,789	10,604
Provision for pensions and other employment defined benefit obligations
Provisions
Provisions	8,158	7,499	7,433	6,406
Additions charged (credited) to net income:
Interest expense and similar charges	569	475	442
Personnel expenses - Defined Benefit Plan	222	260	273
Personnel expenses - Defined Contribution Plan	555	483	488
Other	251	252	256
Actuarial (gains)/losses recognized in the year in other comprehensive income	483	79	995
Payments to pensioners and pre-retirees with a charge to internal provisions	(901)	(921)	(881)
Payments to Defined Contribution Plan	(206)	(468)	(475)
Transfer, exchange differences and other changes	(314)	(94)	(71)
Balances at end of year	8,158	7,499	7,433
Provision for taxes and other legal contingencies
Provisions
Provisions	3,009	2,141	1,898	1,558
Additions charged (credited) to net income:
Period provisions	1,069	295	586
Other payments	(201)	(52)	(246)
Balances at end of year	3,009	2,141	1,898
Provisions for off-balance sheet risk
Provisions
Provisions	1,539	1,108	1,232	1,075
Additions charged (credited) to net income:
Period provisions	431	(124)	157
Balances at end of year	1,539	1,108	1,232
Other provisions member
Provisions
Provisions	225	41	41	$ 65
Additions charged (credited) to net income:
Period provisions	184		(20)
Transfer, exchange differences and other changes			(4)
Balances at end of year	$ 225	$ 41	$ 41